Cash, Cash Equivalents, and Short-term Investments (Tables)	12 Months Ended
Jan. 31, 2021
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Schedule of Cash, Cash Equivalents and Short-term Investments
The following tables summarize our cash, cash equivalents, and short-term investments as of January 31, 2021 and 2020:

	January 31, 2021
(in thousands)	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash and cash equivalents:
Cash and bank time deposits	$78,570	$—	$—	$78,570
Total cash and cash equivalents	$78,570	$—	$—	$78,570

Short-term investments:
Bank time deposits	$4,713	$—	$—	$4,713
Total short-term investments	$4,713	$—	$—	$4,713

	January 31, 2020
(in thousands)	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash and cash equivalents:
Cash and bank time deposits	$201,090	$—	$—	$201,090
Total cash and cash equivalents	$201,090	$—	$—	$201,090

Short-term investments:
Bank time deposits	$6,603	$—	$—	$6,603
Total short-term investments	$6,603	$—	$—	$6,603